UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21075

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	03/31

Date of reporting period:	06/30/06

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS

Dreyfus Institutional Preferred Money Market Fund

June 30, 2006 (Unaudited)

Negotiable Bank Certificates of Deposit--11.6%	Principal Amount ($)	Value ($)

Bank of the West
5.07%, 7/27/06	250,000,000	250,000,000
Barclays Bank PLC (Yankee)
5.37%, 8/23/06	300,000,000	300,000,000
Citizens Bank of Massachusetts
5.38%, 8/23/06	63,000,000	63,000,000
Credit Suisse (Yankee)
4.75%, 7/5/06	225,000,000	225,000,000
Total Negotiable Bank Certificates of Deposit
(cost $838,000,000)		838,000,000
Commercial Paper--30.9%

Abbey National North America LLC
5.25%, 7/3/06	150,000,000	149,956,250
Atlantis One Funding Corp.
5.07% - 5.36%, 7/28/06 - 8/21/06	263,000,000 a	261,774,582
BASF AG
5.38%, 8/21/06	39,800,000	39,499,477
Bear Stearns Cos. Inc.
5.38%, 8/25/06	285,000,000	282,679,229
Beethoven Funding Corp.
5.12%, 7/5/06	144,282,000 a	144,200,240
CC (USA) Inc.
5.07%, 7/24/06 - 7/28/06	36,295,000 a	36,165,190
CHARTA LLC
5.36%, 8/10/06	100,000,000 a	99,408,889
CRC Funding LLC
5.36%, 8/14/06	100,000,000 a	99,349,778
Danske Corp., Delaware
5.07%, 7/28/06	15,000,000	14,943,638
Deutsche Bank Financial LLC
5.30%, 7/3/06	150,000,000	149,955,833
FCAR Owner Trust, Ser. I
5.35%, 8/15/06	315,000,000	312,909,188
Gemini Securitization Corp., LLC
5.38%, 8/23/06	110,000,000 a	109,136,836
Premier Asset Collateralized Entity LLC
5.07%, 7/25/06	37,000,000 a	36,876,420
Prudential Funding LLC
5.26%, 7/3/06	250,000,000	249,926,945
Skandinaviska Enskilda Banken AB
5.07%, 7/28/06	100,000,000	99,624,250
UBS Finance Delaware LLC
5.27%, 7/3/06	150,000,000	149,956,083
Total Commercial Paper
(cost $2,236,362,828)		2,236,362,828
Corporate Notes--4.8%

Fifth Third Bancorp
5.28%, 7/24/06	200,000,000 a,b	200,000,000
Morgan Stanley
5.15%, 7/3/06	150,000,000 b	150,000,000
Total Corporate Notes

(cost $350,000,000)		350,000,000
Short-Term Bank Notes--4.1%

Bank of America N.A.
5.36%, 8/22/06
(cost $300,000,000)	300,000,000	300,000,000
Time Deposits--48.9%

Banca Intesa SpA (Grand Cayman)
5.38%, 7/3/06	300,000,000	300,000,000
Calyon (Grand Cayman)
5.35%, 7/3/06	300,000,000	300,000,000
Canadian Imperial Bank of Commerce (Grand Cayman)
5.38%, 7/3/06	300,000,000	300,000,000
Dexia Credit Local (Grand Cayman)
5.38%, 7/3/06	300,000,000	300,000,000
Dresdner Bank AG (Grand Cayman)
5.38%, 7/3/06	300,000,000	300,000,000
Fortis Bank (Grand Cayman)
5.28%, 7/3/06	300,000,000	300,000,000
Landesbank Baden-Wuerttemberg (Grand Cayman)
5.27%, 7/3/06	300,000,000	300,000,000
National Australia Bank Ltd. (Grand Cayman)
5.31%, 7/3/06	300,000,000	300,000,000
Regions Bank (Grand Cayman)
5.25%, 7/3/06	300,000,000	300,000,000
Sanpaolo IMI U.S. Financial Co. (Grand Cayman)
5.31%, 7/3/06	300,000,000	300,000,000
Societe Generale (Grand Cayman)
5.28%, 7/3/06	250,000,000	250,000,000
State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.22%, 7/3/06	292,000,000	292,000,000
Total Time Deposits
(cost $3,542,000,000)		3,542,000,000
Total Investments (cost $7,266,362,828)	100.3%	7,266,362,828
Liabilities, Less Cash and Receivables	(.3%)	(19,604,890)
Net Assets	100.0%	7,246,757,938
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities
	amounted to $986,911,935 or 13.6% of net assets.
b	Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Preferred Plus Money Market Fund
June 30, 2006 (Unaudited)

Commercial Paper--15.5%	Principal Amount ($)	Value ($)

Abbey National North America LLC
5.25%, 7/3/06	20,000,000	19,994,167
BNP Paribas Finance Inc.
5.27%, 7/3/06	20,000,000	19,994,144
Deutsche Bank Financial LLC
5.30%, 7/3/06	20,000,000	19,994,111
UBS Finance Delaware LLC
5.27%, 7/3/06	20,000,000	19,994,144
Windmill Funding Corp.
5.30%, 7/3/06	25,000,000 a	24,992,639
Total Commercial Paper
(cost $104,969,205)		104,969,205
U.S. Government Agencies--5.4%

Federal Home Loan Bank System
4.95%, 7/3/06
(cost $36,786,881)	36,797,000	36,786,881
Time Deposits--35.3%

Branch Banking & Trust Co. (Grand Cayman)
5.27%, 7/3/06	25,000,000	25,000,000
Calyon (Grand Cayman)
5.25%, 7/3/06	31,000,000	31,000,000
Fortis Bank (Grand Cayman)
5.28%, 7/3/06	20,000,000	20,000,000
HSH Nordbank AG (Grand Cayman)
5.28%, 7/3/06	20,000,000	20,000,000
National City Bank, Cleveland, OH (Grand Cayman)
5.25%, 7/3/06	30,000,000	30,000,000
Rabobank Nederland (Grand Cayman)
5.25%, 7/3/06	32,000,000	32,000,000
Royal Bank of Canada (Grand Cayman)
5.25%, 7/3/06	31,000,000	31,000,000
Societe Generale (Grand Cayman)
5.28%, 7/3/06	20,000,000	20,000,000
SunTrust Bank (Grand Cayman)
5.25%, 7/3/06	30,000,000	30,000,000
Total Time Deposits
(cost $239,000,000)		239,000,000
Repurchase Agreements--44.3%

ABN AMRO Bank N.V.
5.20%, dated 6/30/06, due 7/3/06 in the amount of
$75,032,500 (fully collateralized by $76,614,000 U.S.
Treasury Notes, 5.125%, due 6/30/11, value
$76,500,611)	75,000,000	75,000,000
Banc of America Securities LLC
5.20%, dated 6/30/06, due 7/3/06 in the amount of

$75,032,500 (fully collateralized by $21,877,000
Federal Farm Credit Bank, Discount Notes, 0.00%, due
3/22/07, value $21,021,609 and $32,270,000 Federal
Home Loan Bank Systems, Bonds, 4.00%-4.625%, due
1/25/08-2/8/08, value $32,295,575 and $42,703,000
Federal National Mortgage Association, Notes, 0.00%,
due 6/1/17, value $23,183,886)	75,000,000	75,000,000
Goldman, Sachs & Co.
5.22%, dated 6/30/06, due 7/3/06 in the amount of
$75,032,625 (fully collateralized by $79,054,000
Federal Home Loan Mortgage Corp., Notes, 5.25%, due
10/19/15, value $76,500,885)	75,000,000	75,000,000
Morgan Stanley
5.20%, dated 6/30/06, due 7/3/06 in the amount of
$75,032,500 (fully collateralized by $79,240,000
Federal Home Loan Mortgage Corp., Notes 4.75%-5.05%,
due 12/8/08-5/6/13, value $76,902,543)	75,000,000	75,000,000
Total Repurchase Agreements
(cost $300,000,000)		300,000,000
Total Investments (cost $680,756,086)	100.5%	680,756,086
Liabilities, Less Cash and Receivables	(.5%)	(3,128,367)
Net Assets	100.0%	677,627,719

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $24,992,639 or 3.7% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Preferred Money Market Funds
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 17, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 17, 2006

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)